Intangibles (Tables)	6 Months Ended
Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Schedule of other intangibles
Other intangibles consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Goodwill	$58,094	$58,094
Customer relationships, net	251,353	261,941
Contractual vendor intangible assets	8,535	8,535
	$317,982	$328,570

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2019 and 2018 were as follows:

	Six Months Ended June 30,
	2019	2018
Maintenance rights at beginning of period	$1,088,246	$1,464,599
EOL and MR contract maintenance rights expense	(37,521)	(89,427)
MR contract maintenance rights write-off due to maintenance liability release	(9,403)	(11,971)
EOL contract maintenance rights write-off due to cash receipt	(97,343)	(58,835)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(5,527)	(58,494)
Maintenance rights at end of period	$938,452	$1,245,872

Maintenance Rights Intangible And Lease Premium, Net
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
Maintenance rights and lease premium, net consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Maintenance rights	$938,452	$1,088,246
Lease premium, net	19,755	24,944
	$958,207	$1,113,190

Lease Premium
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of lease premium and related accumulated amortization as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$67,606	$(47,851)	$19,755

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$73,300	$(48,356)	$24,944

Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(108,647)	$251,353

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(98,059)	$261,941